DESCRIPTION OF BUSINESS (10k specific)	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS
NOTE 1 – DESCRIPTION OF BUSINESS

RadioShack Corporation was incorporated in Delaware in 1967. Throughout this report, the terms "our," "we," "us" and "RadioShack" refer to RadioShack Corporation, including its subsidiaries. We primarily engage in the retail sale of consumer electronics goods and services through our RadioShack store chain.

U.S. RADIOSHACK COMPANY-OPERATED STORES
At December 31, 2010, we operated 4,486 U.S. company-operated stores under the RadioShack brand located throughout the United States, as well as in Puerto Rico and the U.S. Virgin Islands. These stores are located in strip centers and major shopping malls, as well as individual storefronts. Each location carries a broad assortment of both name brand and private brand consumer electronics products.

Our product lines are categorized into seven platforms. Our wireless platform includes postpaid and prepaid wireless handsets and communication devices such as scanners and GPS products. Our accessory platform includes home entertainment, wireless, music, computer, video game and GPS accessories; media storage; power adapters; digital imaging products and headphones. Our modern home platform includes home audio and video end-products, personal computing products, residential telephones, and Voice over Internet Protocol products. Our personal electronics platform includes digital cameras, digital music players, toys, satellite radios, video gaming hardware, camcorders, and general radios. Our power platform includes general and special purpose batteries and battery chargers. Our technical platform includes wire and cable, connectivity products, components and tools, and hobby products. We also provide consumers access to third-party services such as prepaid wireless airtime and extended service plans in our service platform.

OTHER
In addition to the reportable segment discussed above, we have other sales channels and support operations described as follows:

Kiosks: At December 31, 2010, we operated 1,267 kiosks located throughout most of the United States. We operated 850 of these kiosks inside Target stores. The remaining kiosks, which have been classified as discontinued operations, were located inside Sam's Club stores. These locations, which are not RadioShack-branded, offer primarily wireless handsets with activation of third-party wireless services.

In the fourth quarter of 2009, we commenced a test rollout of kiosk locations in approximately 100 Target stores. In the third quarter of 2010, we signed a multi-year agreement to operate kiosk locations in certain Target stores ("Target Mobile"). We plan to operate Target Mobile locations in approximately 1,450 Target stores by June 30, 2011.

In April 2009 we agreed with Sprint to cease our arrangement to jointly operate the Sprint-branded kiosks in operation at that date. This agreement allowed us to operate these kiosks under the Sprint name for a reasonable period of time, allowing us to transition the kiosks to a new format. In August 2009, we transitioned these kiosks to multiple wireless carrier RadioShack-branded locations. Most of these locations are now managed and reported as extensions of existing RadioShack company-operated stores located in the same shopping malls.

Dealer Outlets: At December 31, 2010, we had a network of 1,207 RadioShack dealer outlets, including 34 located outside of North America. Our North American outlets provide name brand and private brand products and services, typically to smaller communities. These independent dealers are often engaged in other retail operations and augment their businesses with our products and service offerings. Our dealer sales derived outside of the United States are not material.

RadioShack.com: Products and information are available through our commercial website www.radioshack.com. Online customers can purchase, return or exchange various products available through this website. Additionally, certain products ordered online may be picked up, exchanged or returned at RadioShack stores.

International Operations: As of December 31, 2010, there were 211 company-operated stores under the RadioShack brand, nine dealers, and one distribution center in Mexico. Prior to December 2008, these operations were overseen by a joint venture in which we were a slightly less than 50% minority owner with Grupo Gigante, S.A.B. de C.V. In December 2008, we increased our ownership of this joint venture to 100%.

Support Operations:
Our retail stores, along with our kiosks and dealer outlets, are supported by an established infrastructure. Below are the major components of this support structure.

Distribution Centers - At December 31, 2010, we had four U.S. distribution centers shipping to our U.S. retail locations and dealer outlets. One of these distribution centers also serves as a fulfillment center for our online customers. Additionally, we have a distribution center that ships fixtures to our U.S. company-operated stores and kiosks.

RadioShack Technology Services ("RSTS") - Our management information system architecture is composed of a distributed, online network of computers that links all stores, customer channels, delivery locations, service centers, credit providers, distribution facilities and our home office into a fully integrated system. Each store has its own server to support the point-of-sale ("POS") system. The majority of our U.S. company-operated stores and kiosks communicate through a broadband network, which provides efficient access to customer support data. This design also allows store management to track daily sales and inventory at the product or sales associate level. RSTS provides the majority of our programming and systems analysis needs.

RadioShack Global Sourcing ("RSGS") - RSGS serves our wide-ranging international import/export, sourcing, evaluation, logistics and quality control needs. RSGS's activities support our name brand and private brand businesses.

Consumer Electronics Manufacturing - We operate two manufacturing facilities in the United States and one in China. These three manufacturing facilities employed approximately 1,800 people as of December 31, 2010. We manufacture a variety of products, primarily sold through our retail outlets, including telephones, antennas, wire and cable products, and a variety of "hard-to-find" parts and accessories for consumer electronics products.